Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2023
Weighted-average number of shares

	As of March 31,
	2021	2022	2023
Weighted average number of equity shares used in computing basic earnings per equity share	5,499,587,357	5,533,113,800	5,565,620,562
Effect of potential equity shares for stock options outstanding	23,890,989	30,366,023	21,552,766

Weighted average number of equity shares used in computing diluted earnings per equity share	5,523,478,346	5,563,479,823	5,587,173,328

Reconciliation of Earnings Per Share
The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2021		2022		2023		2023
Basic earnings per share	Rs.	59.27	Rs.	69.76	Rs.	89.02	US$	1.08
Effect of potential equity shares for stock options outstanding		0.25		0.38		0.34		0.01

Diluted earnings per share	Rs.	59.02	Rs.	69.38	Rs.	88.68	US$	1.07

Basic earnings per ADS	Rs.	177.81	Rs.	209.28	Rs.	267.06	US$	3.24
Effect of potential equity shares for stock options outstanding		0.75		1.14		1.02		0.03

Diluted earnings per ADS	Rs.	177.06	Rs.	208.14	Rs.	266.04	US$	3.21